Contract with Customers - Contract Cost (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Current deferred mobilization and contract preparation costs	$ 38.4	$ 17.2
Non-current deferred mobilization and contract preparation costs	17.1	4.4
Total deferred mobilization and contract preparation asset	$ 55.5	$ 21.6